Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.81625%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$466,007.81

Principal:
Principal Collections	$11,942,014.19
Prepayments in Full	$4,575,824.12
Liquidation Proceeds	$66,858.17
Recoveries	$73,170.16
Sub Total	$16,657,866.64
Collections	$17,123,874.45

Purchase Amounts:
Purchase Amounts Related to Principal	$263,112.58
Purchase Amounts Related to Interest	$666.15
Sub Total	$263,778.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,387,653.18

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,387,653.18
Servicing Fee	$204,703.35	$204,703.35	$0.00	$0.00	$17,182,949.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,182,949.83
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,182,949.83
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,182,949.83
Interest - Class A-3 Notes	$16,116.00	$16,116.00	$0.00	$0.00	$17,166,833.83
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$17,025,002.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,025,002.16
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$16,968,027.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,968,027.49
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$16,925,647.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,925,647.91
Regular Principal Payment	$15,835,964.50	$15,835,964.50	$0.00	$0.00	$1,089,683.41
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,089,683.41
Residual Released to Depositor	$0.00	$1,089,683.41	$0.00	$0.00	$0.00
Total		$17,387,653.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,835,964.50
Total					$15,835,964.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,835,964.50	$41.95	$16,116.00	$0.04	$15,852,080.50	$41.99
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$15,835,964.50	$12.02	$257,301.92	$0.20	$16,093,266.42	$12.22

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$15,851,805.02	0.0419915	$15,840.52	0.0000420
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$203,291,805.02	0.1543199	$187,455,840.52	0.1422988

Pool Information
Weighted Average APR	2.189%	2.187%
Weighted Average Remaining Term	24.48	23.71
Number of Receivables Outstanding	23,718	22,984
Pool Balance	$245,644,014.74	$228,552,635.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$229,638,578.40	$213,802,613.90
Pool Factor	0.1717792	0.1598272

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$14,750,021.95
Targeted Overcollateralization Amount	$41,096,795.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,096,795.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$243,569.83
(Recoveries)		137	$73,170.16
Net Loss for Current Collection Period			$170,399.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8324%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7942%
Second Prior Collection Period			0.4389%
Prior Collection Period			0.3512%
Current Collection Period			0.8624%
Four Month Average (Current and Prior Three Collection Periods)			0.6117%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,439	$13,556,791.14
(Cumulative Recoveries)			$2,273,035.15
Cumulative Net Loss for All Collection Periods			$11,283,755.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7891%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,942.07
Average Net Loss for Receivables that have experienced a Realized Loss			$3,281.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.98%	336	$4,536,626.63
61-90 Days Delinquent	0.25%	44	$580,002.02
91-120 Days Delinquent	0.03%	4	$66,011.93
Over 120 Days Delinquent	0.30%	41	$692,412.38
Total Delinquent Receivables	2.57%	425	$5,875,052.96

Repossession Inventory:
Repossessed in the Current Collection Period		17	$233,198.08
Total Repossessed Inventory		27	$355,907.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3474%
Prior Collection Period			0.4005%
Current Collection Period			0.3872%
Three Month Average			0.3784%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5856%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer